Exhibit 99.39

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
4000000524	xxxx	Securitized	2	1	2	1	Verified reserves - xxxx months of verified reserves in the amount of $xxxx; Verified housing payment history - 0x30 mortgage + 12;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD on page xxxx confirms disbursement date of xxxx. - xxxx Post Closing Corrective Action: Received post closing CD with corrected disbursement date.	CRED 0004 Back-end Ratio exception (DTI) - DTI of 32.33% decreased due to variance in income calculation - Remove - Made in error. Lender 1008 DTI 31.45, Review DTI 41.95%. Review value is less than guideline max of 50% and within tolerance. Variance due to lower income being used from initial 1003 as it was less than income calculation by lender.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Approval page xxxx appraised value is $xxxx and 1008 page xxxx $xxxx , however the lower of the appraisal page xxxx $xxxx - The exception was made in error.  Borrower purchased the property xxxx and the lender used the original purchase price for LTV calculations.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the corrected Approval and 1008 with loan program, appraised value of $xxxx and LTV/CLTV - The exception was made in error.  Borrower purchased the property xxxx and the lender used the original purchase price for LTV calculations.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit.  - Lender provided COC.

4000000399	xxxx	Securitized	2	1	2	1	Verified reserves - XXXX months; Verified employment history - B in the same line of work for over 20 years; Low LTV/CLTV/HCLTV - LTV is 45.45%;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for the addition of Reinspection fee of $XXXX for CD issued on XXXX. -- A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXXX - XXXX Post Closing Corrective Action: Lender provided PCCD and Funding worksheet showing Lender Credits in the amount of $XXXX for cure of addition of Reinspection fee of $XXXX.	NOTE 0050 Note is Incomplete - Missing page XXXX of Note. - XXXX-Lender provided complete copy of Note.

ECOA 0003 No evidence lender provided copies of written appraisals - Missing Appraisal acknowledgement signed by borrower and disclosure of right to receive an appraisal - XXXX Lender provided a copy of the Appraisal Ack. Form.

4000000671	xxxx	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - 38.45%; Verified liquid assets and/or savings history - Over xxxx verified liquid assets;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in loan discount points on final CD. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xxxx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXXX). - XXXX Post closing corrective action: XXXX - Lender provided PCCD with correct discount points.	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increase settlement fee on initial CD. --The total amount of Closing Disclosure 10% Category fees ($xxxx) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xxxx, ($xxxx). The total amount of fees in this category cannot exceed ($xxxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXXX). - Lender provided COC for initial CD issued xxxx for addition of appraisal desk review fee.

NMLS 0011 NMLS IDs do not match - 1 - updated LO info

4000001582	xxxx	Securitized	1	1	1	1				Verified reserves - File contains proof of 24+ months of verified reserves.; Low DTI - Low DTI of 10.02%.;			APP 0002 Final 1003 Application is Incomplete - Loan application is missing employers phone number. - x Lender provided correct 1003 with employer telephone number.
4000001163	xxxx	Securitized	1	1	1	1				Verified employment history - Same xxxx for over XXXX years ; Verified liquid assets and/or savings history - Over xxxx verified liquid assets ;
4000001724	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO 798; Verified liquid assets and/or savings history - 86.23 months reserves verified;	CRED 0082 Income Documentation is Insufficient - Missing minimum of 2 months current receipt of rental income via canceled checks or deposits for xxxx, required when using rental income is being used to qualify. - Lender provided bank printout with two months rental payments.

4000001956	xxxx	Securitized	2	2	1	1	Verified employment history - Over XXXX years of verified employment history.; Verified liquid assets and/or savings history - Assets required XXXX. Assets verified XXXX;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of XXXX, does not meet agency requirement to be in the name of a natural borrower. - EV2 XXXX override. Loan to close in the name of XXXX. Comp factors: DTI under 35%, Credit Score over XXXX	AUS 0002 Missing Final UCD Findings - Missing UCD Findings - XXXX Rcvd UCD

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with XXXX\. - XXXX Rcvd evidence of PITIA.

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $XXXX - XXXX Rcvd all CD's.

4000001966	xxxx	Securitized	2	2	1	1	Verified reserves - Reserves required $XXXX. Reserves verified $XXXX; Verified employment history - Over 17 years of verified employment history.;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of XXXX, does not meet agency requirement to be in the name of a natural borrower.

- EV2 XXXX override. Loan to close in the name of XXXX. Comp factors: DTI under 35%, Credit Score over XXXX.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with XXXX.

 - XXXX Rcvd evidence of PITI.

AUS 0002 Missing Final UCD Findings - Missing final UCD findings.  - XXXX Rcvd UCD

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $XXXX.

 - XXXX Rcvd CD's.

4000001967	xxxx	Securitized	2	2	1	1	Verified employment history - Over 17 years of verified employment history.; Established Landlord history - Verified over XXXX years of landlord history.;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of XXXX, does not meet agency requirement to be in the name of a natural borrower.

- EV2 XXXX override. Loan to close in the name of XXXX. Comp factors: DTI under 35%, Credit Score over XXXX.	CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves. Estimated funds coming from concurrent closings estimated to be @ $XXXX. - XXXX Rcvd CD's.

AUS 0002 Missing Final UCD Findings - Missing UCD findings. - XXXX Rcvd UCD.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with XXXX.

 - XXXX Rcvd evidence of PITI.

4000001969	xxxx	Securitized	2	2	1	1	Verified employment history - Over 17 years of verified employment history.; Established Landlord history - Over XXXX years of verified landlord history.;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of XXXX, does not meet agency requirement to be in the name of a natural borrower.

- EV2 XXXX override. Loan to close in the name of XXXX. Comp factors: DTI under 35%, Credit Score over XXXX.	AUS 0002 Missing Final UCD Findings - Missing final UCD findings. - XXXX Rcvd UCD

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with XXXX.

 - XXXX Rcvd evidence of PITI.

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $XXXX. - XXXX Rcvd CD's.

4000001968	xxxx	Securitized	2	2	1	1	Verified employment history - Over 17 years of verified employment history.; Verified reserves - Required reserves $xxxx. Verified reserves $xxxx;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of LLC, does not meet agency requirement to be in the name of a natural borrower.

- EV2 Annaly override. Loan to close in the name of LLC. Comp factors: DTI under 35%, Credit Score over 775.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with xxxx.

 - Rcvd evidence of PITI.

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $xxxx. - Rcvd all CD's.

AUS 0002 Missing Final UCD Findings - Missing - Rcvd UCD.

4000001998	xxxx	Securitized	2	1	2	1	Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - Over XXXX liquid assets verified; Verified employment history - 2 XXXX Business;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC CD XXXX for reduction to lender credit.--

The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - EV2 Post Closing Corrective Action: Lender provided refund of $XXXX to cure decrease in lender credits. Lender provided LOE, PCCD, Proof of delivery, and copy of refund check.	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Loan disbursement date XXXX. ROR executed XXXX and ROR expiration XXXX. - XXXX - Lender provided FSS and PCCD with correct disbursement date.

4000001647	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 65.385%; Verified reserves - XXXX months;	QMATR 0014 AUS is invalid - conditions were not met - Invalid AUS. Lender reported on AUS there were xxxx financed xxxx unit properties. Based on documentation in the file the borrower has xxxx financed properties., Compensating Factors: - xxxx Investor acknowledged exception based on verified reserves, and documented mortgage and history of managing multiple rental properties. - xxxx Investor acknowledged exception based on verified reserves, and documented mortgage and history of managing multiple rental properties. Low LTV/CLTV/HCLTV, Verified reserves	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA/Secondary Valuation. FNMA CU score was not available. - XXXX CDA Received XXXX with a value of $XXXX, XXXX% Variance, Excellent Risk Rating.

APP 0005 Missing Schedule of Real Estate Owned - Verify XXXX #XXXX is paid and closed. reporting p.XXXX and AUS/DU requires to provide documentation that supports the omission. p.XXXX - XXXX Copy of final settlement statement from the sale of XXXX received reflecting payoff of DCU.  Lender also provided letter from XXXX verifying payoff.

4000001976	xxxx	Securitized	2	2	1	1	Verified employment history - Over 17 years of verified employment history.; Verified reserves - Reserves required $xxxx. Reserves verified $xxxx;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of xxxx, does not meet agency requirement to be in the name of a natural borrower.

- EV2 xxxx override. Loan to close in the name of xxxx. Comp factors: DTI under 35%, Credit Score over 775.	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - Rcvd UCD.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with xxxx.

 - Rcvd evidence of PITI.

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $xxxx.

 - Rcvd all CD's.

4000001974	xxxx	Securitized	2	2	1	1	Verified reserves - Reserves required $xxxx Reserves Verified $xxxx; Verified employment history - Over 17 years of verified employment history.;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of xxxx, does not meet agency requirement to be in the name of a natural borrower.

- EV2 xxxx override. Loan to close in the name of xxxx. Comp factors: DTI under 35%, Credit Score over 775.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with xxxx.

 - Rcvd evidence of PITI.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - Rcvd UCD.

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $xxxx.

 - Rcvd all CD's.

4000001975	xxxx	Securitized	2	2	1	1	Verified employment history - Over 17 years of verified employment history.; Verified reserves - Reserves required $xxxx. Reserves verified $xxxx;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of xxxx, does not meet agency requirement to be in the name of a natural borrower.

- EV2 Annaly override. Loan to close in the name of xxxx. Comp factors: DTI under 35%, Credit Score over 775.	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - Rcvd UCD.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with xxxx.

 - Rcvd evidence of PITI.

CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves.  Estimated funds coming from concurrent closings estimated to be @ $xxxx.

 - Rcvd final CD's.

4000001973	xxxx	Securitized	2	2	1	1	Verified employment history - Over 17 years of employment history.;	QMATR 0014 AUS is invalid - conditions were not met - AUS invalid - loan closed in the name of x, does not meet agency requirement to be in the name of a natural borrower.

AUS invalid - loan closed in the name of x, does not meet agency requirement to be in the name of a natural borrower.

- EV2 Annaly override. Loan to close in the name of x. Comp factors: DTI under 35%, Credit Score over x.	CRED 0063 Missing Asset Documentation Type - Missing final CD's for all loans closing concurrently to evidence required funds to close and reserves. Estimated funds coming from concurrent closings estimated to be @ $xxxx.

 - Lender provided all CD's.

HUD 0001 Missing Final HUD-1 - Missing final CD\HUD-1. - Lender provided final CD.

NOTE 0003 Note is not executed - Lender provided Note.

DEED 0008 Missing 1-4 Family Rider - Lender provided DOT & 1-4 Rider.

APRV 0003 Missing Loan Approval Date - Manually underwritten per 1008 p.xxxx - Lender provided.

DEED 0001 Missing Mortgage/Deed of Trust - Missing the Mortgage/Deed of Trust. - Lender provided DOT.

NOTE 0001 Missing Note - Missing the Note. - Lender provided Note.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments on non-subject properties closed concurrently with xxxx.

 - Lender provided evidence of PITI.

APP 0001 Missing Final 1003 Application - Missing the final 1003\loan application. - Lender provided final loan application.

4000002034	xxxx	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - LTV/CLTV 61.4%; Low DTI - 38.63% DTI;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC CD XXXX for removal of lender credit of $XXXX--

The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - EV2 Post Closing Corrective Action XXXX -XXXX Verification of delivery and copy of refund check provided.	TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX: Loan Discount. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX. - Duplicate of XXXX

APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Missing Loan Approval. 1008 in file pg XXXX - XXXX Lender provided a copy of the 1008.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan disbursement date XXXX and ROR expiration date XXXX.  - XXXX - Lender provided FSS and PCCD with correct Disbursement Date.

4000002024	xxxx	Securitized	1	1	1	1	Low DTI - 29.95%; Verified employment history - almost five years XXXX business; Verified reserves - XXXX months verified;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Disbursement date on Final CD is XXXX, which is the same as ROR Expiration date XXXX.

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued on XXXX.

4000001978	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 47.00% ; Verified reserves - XXXX Months of liquid reserves.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Disbursement Date on final CD XXXX is XXXX, which is before ROR Expiration Date XXXX. - XXXX Lender provided a copy of the Post Close CD which reflects a disbursement date of XXXX.

4000001992	xxxx	Securitized	2	1	2	1	Verified reserves - XXXX months verified;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Difference is $XXXX. Disclosed $XXXX, Calculated $XXXX. Verified Taxes via Tax Search pXXXX $XXXX yearly/ $XXXX monthly. Lender used the same taxes on the 1008 $XXXX monthly. - XXXX tax cert, 1008, haz ins, pccd	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in Lender Credits on XXXX. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - XXXX XXXX - Lender provided COC for decrease in Lender Credits on CD issued XXXX.

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Missing Trust Agreement - XXXX Certification of Trust received.

4000001405	xxxx	Securitized	1	1	1	1				Verified reserves - verified reserve of XXXX months ; Low LTV/CLTV/HCLTV - 27.00% LTV/42.00% HCLTV;
4000002014	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has over 30yrs verified XXXX.; Low LTV/CLTV/HCLTV - Rate / Term refinance LTV is 53.00%.; Low DTI - Verified DTI is 17.43%.;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC XXXX for reduction to lump sum credit--

The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - XXXX - Lender provided FSS showing cure was made at closing.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan Disbursement Date on Final CD is XXXX, which is before ROR Expiration Date XXXX. - XXXX - Lender provided PCCD with updated disbursement date.

APP 0005 Missing Schedule of Real Estate Owned - Need verification XXXX/HELOC XXXX is closed/released; reporting on credit p.XXXX & p.XXXX - XXXX XXXX Received executed notice to suspend / close Equity line of credit from XXXX.

NMLS 0009 Broker NMLS ID (Individual) is missing from final Closing Disclosure for Wholesale transaction (12 CFR 1026.36(g)(1-2)) - Duplicate of XXXX

4000002010	xxxx	Securitized	1	1	1	1	Verified employment history - 4.9 years Good Job stability; Verified credit history - FICO XXXX/review XXXX months student loan with 0x30 history; Verified reserves - XXXX months reserves;	TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - The disclosed finance charge (XXXX) is ($XXXX) below the actual finance charge($XXXX).. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. XXXX - XXXX Exception set in error. Corrected Fee Names and Flags. Finding cleared upon resubmission.

TRID 0133 Missing Home Loan Toolkit - Not provided. - XXXX XXXX/2021 Received XXXX summary verifying receipt of XXXX to borrower on XXXX.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXXX: Re-Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. XXXX. - XXXX Exception set in error.  Corrected Fee Names and Flags.  Finding cleared upon resubmission.

6000067999	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months verified reserves exceed the required XXXX months.; Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.; Low DTI - 15.17% DTI is 34.83% lower than 50% maximum.; Verified employment history - Verified XXXX of a XXXX since XXXX .; Established Landlord history - Borrower has established XXXX history with XXXX years withXXXX with a total of XXXX mortgages.;	CRED 0093 Credit Documentation is Insufficient - Missing copy of Right to Copy of Appraisal Report Disclosure.

Missing Certificate of Authorization for XXXX as required by guidelines on page XXXX.  Copy of Partnership Buyout Agreement executed XXXX and XXXX on page XXXX refers to XXXX: B2 to hold XXXX with sole discretion and power of undertaking control of any, and all decisions including but not limited to ability to borrow against, sell or otherwise dispose of any, and all said properties on page XXXX.  Document is not witnessed or notarized.

Missing current mortgage statement/PITIA verification for XXXX for XXXX Statement in file dated XXXX on page XXXX.

Missing verification of new PITIA payments for XXXX and XXXX closed simultaneously with subject loan.

Missing verification of monthly PUD HOA fees for XXXX, XXXX and XXXXas per addendums to leases that B2 to pay monthly fees on pages XXXX and XXXX.                        - XXXX Lender provided proof of filing in XXXX.

CRED 0083 Asset Documentation is Insufficient - Missing XXXX and XXXX bank statements for XXXX and XXXX to verify receipt of XXXX months rental income for all investor properties as required by guidelines on page XXXX per LOE from B2 on page XXXX. Only XXXX statements found in file.

Missing letter from CPA or B2 that use of business funds will not have a negative impact on the business per guidelines on page XXXX.  Cash out may not be used as LTV is > 65% and guidelines do not allow on page XXXX.

                 - XXXX Lender provided the XXXX stmt.

CRED 0007 Missing Employment doc (VOE) - Missing verification business is active and operating within XXXX business days of Note date of XXXX(XXXX).  Evidence of current business receipts, current work (executed contracts or signed invoices or business website demonstrating activity supporting current business operations required by guidelines on page XXXX.

 - XXXX Lender provided evidence of business website & government contractor registration.

6000068000	xxxx	Securitized	1	1	1	1	Low DTI - Verified DTI from bank statement documentation is XXXX%; Verified liquid assets and/or savings history - Asset documentation supports XXXX months reserves without use of XXXX;	TRID 0130 Missing Intent to Proceed - Intent to Proceed not in loan file. - XXXX Lender provided missing disclosure

CRED 0093 Credit Documentation is Insufficient - Credit report indicates borrower primary residence mortgage has been modified. Need modification documentation to confirm minimum XXXX month credit event seasoning per PFN guidelines. - XXXX Lender provided evidence XXXX was modified in XXXX & 0x30 since.

COMP 0006 Missing Initial Disclosure(s) - Missing copies of E-Sign Disclosures, Intent to Proceed, Home Loan Toolkit, and Service Provider List. - XXXX Lender provided missing disclosures.

CRED 0082 Income Documentation is Insufficient - CPA letter page XXXX does not address length of XXXX orXXXX. No verification of XXXX is provided. Additional party listed on business statements indicates a XXXX - XXXX Lender provided new CPA ltr that indicates bor is XXXX

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Tax cert provided in file for subject property is for XXXX. Missing proof of property tax calculation to match final Closing Disclosure monthly escrows - XXXX Lender provided updated tax cert.

TRID 0133 Missing Home Loan Toolkit - Home Loan Toolkit not in loan file. - XXXX Lender provided missing disclosure

6000067992	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrower has over $XXXX in liquid assets; Verified credit history - Borrower XXXX is XXXX with substantial credit depth; Low DTI - Borrower verified DTI is <22%;			GIDE 0001 Guideline Exception(s) - Jumbo XXXX matrix only allows for primary and XXXX homes. Subject property is NOO. - XXXX Lender provided matrix that does allow for cash out on NOO properties.
6000067995	xxxx	Securitized	1	1	1	1				Low DTI - Verified DTI is <22%; Verified liquid assets and/or savings history - Verified assets are over $XXXX liquid assets; Verified credit history - Borrower has mid-score of XXXX with substantial credit depth;
6000067991	xxxx	Securitized	1	1	1	1				Low DTI - Borrower DTI under 13%; Verified reserves - Borrower has over XXXX months verified reserves;
6000068003	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have XXXX months verified reserves; Verified housing payment history - Credit report reflects XXXX months payment history. Paying off 1st and 2nd lien on subject, reducing overall payment.;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in XXXX days of the Note date. - Rcvd evidence of consulting business

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Homeownership Counseling Disclosure provided XXXX - XXXX HOC disclosure dated XXXX received.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Reviewer used hazard premium from pg XXXX, totaling $XXXX per month.  Unable to confirm hazard amount Lender used of $XXXX per month reflected on first payment letter and final CD.  --The Estimated Total Maximum Payment Amount in XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX).

The Estimated Total Maximum Payment Amount in XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX). - XXXX REcd copy of HOI and XXXX Policy.  Combined policy amounts total $XXXX, lender disclosed $XXXX.  Lender over disclosed by $XXXX

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Right to Cancel provides expiration date of XXXX - Final Closing Disclosure reflects disbursement date of XXXX - XXXX lender provided updated CD showing closing date of XXXX & disbursed XXXX.

6000067988	xxxx	Securitized	1	1	1	1	Low DTI - Borrower DTI is 30.2% verified with additional CB income not included. ; Low LTV/CLTV/HCLTV - Loan amount is <30% LTV; Verified credit history - Qualifying credit score is XXXX and borrower have substantial credit depth.; Minimal outstanding debt - Borrowers have demonstrated minimal use of consumer debt;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Per the CD dated XXXX the loan disbursed on XXXX which was the date that the ROR expired. Missing evidence that the loan disbursed after XXXX. - XXXX PCCD dated XXXX confirming the disbursement date of XXXX received.

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Only XXXX CD dated XXXX provided for review (pg XXXX) --

The Initial Closing Disclosure Received Date of (XXXX) is not XXXX business days before the consummation date of (XXXX). XXXX business days before the consummation date is (XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXXX business days before consummation. (XXXX) - XXXX Lender provided preliminary CD issued XXXX.

6000067987	xxxx	Securitized	2	1	2	1	Low DTI - Verified DTI is <15%; Verified credit history - Borrower has XXXX qualifying credit score and substantial credit depth; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for final CD issued on XXXX for the addition of survey fee of $XXXX.-- A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - EV2 Post Closing Corrective Action - XXXX LOE to borrower explaining reason for re disclosure provided. XXXX Copy of PC CD dated XXXX provided. CD was updated to reflect that $XXXX of the lender credit was for increase in closing costs above the legal limit.	CRED 0045 Questionable continuation of income - Borrower is relocating from XXXX to XXXX and no explanation has been provided to support continuation of income or XXXX in XXXX. - XXXX LOE provided.

CRED 0072 VVOE dated outside of required timeframe - VVOE done by online search dated XXXX which is outside XXXX days from funding date of XXXX - XXXX SOS Search dated XXXX received.

6000068157	xxxx	Securitized	2	2	1	2	Verified reserves - XXXX months verified XXXX reserves exceeds the required XXXX of XXXX months. ; Verified credit history - Mid XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points. ;	APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX. - XXXX Per XXXX since it is not a XXXX or XXXX as required by Lender guidelines.

											CRED 0083 Asset Documentation is Insufficient - Missing verification of source of funds for $XXXX XXXX drawn by XXXX to XXXX. XXXX remitter as not disclosed on check on page XXXX. Loan file reflects XXXX as borrowers only banking relationship. - XXXX Per XXXX citing the following comp factors: LTV 6% below maximum of XXXX%, DSCR above minimum XXXX vs. XXXX
6000068158	xxxx	Securitized	2	1	1	2	Verified reserves - XXXX months verified XXXX reserves exceeds the required XXXX of XXXX months. ; Verified housing payment history -

Prior housing payment history paid as agreed since XXXX for total of XXXX mortgages of which XXXX are open tradelines.

; Verified credit history - XXXX score of v exceeds the minimum required of XXXX by XXXX points. .;	APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX . - XXXX Per XXXX since it is not a XXXX or XXXX as required by Lender guidelines. Variance is XXXX%.	INS 0001 Missing Sufficient Evidence of Insurance - Missing verification of annual cost of hazard insurance as not escrowed for and certificate on page XXXX does not disclose. Required to determine XXXX. - XXXX Lender provided a copy of the final closing statement which reflected the Insurance Escrow in the amount of $XXXX and the Final HUD which reflected $XXXX for Hazard Escrow required at closing. Additionally, the Insurance statement was provided reflecting a total annual premium of $XXXX (XXXX mo) was paid.

CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing required escrow reserves for hazard insurance not disclosed on closing statement on page XXXX.  Only tax escrow collected. Guidelines require an amount equal to XXXX of the insurance premium that servicer estimates will be payable for renewal or replacement of the policies upon expiration thereof on page XXXX, XXXX Reserves/Escrows. - XXXX Lender provided a copy of the final closing statement which reflected the Insurance Escrow in the amount of $XXXX and the Final HUD which reflected $XXXX for Hazard Escrow required at closing.  Additionally, the Insurance statement was provided reflecting a total annual premium of $XXXX (XXXX mo) was paid.

PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report for property located in XXXX, NY, appraisal dated XXXX. - XXXX PDI received reflecting no damage.

6000068160	xxxx	Securitized	2	1	1	2	Verified reserves - XXXX months verified XXXX reserves exceeds the required XXXX of XXXX months. ; Verified housing payment history - Prior housing payment history paid as agreed since XXXX. ; Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points. ;	APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX.

											- XXXX Per XXXX since it is not a XXXX or XXXX as required by Lender guidelines. Variance is XXXX.
6000068161	xxxx	Securitized	2	1	1	2	Verified reserves - XXXX mths verified reserves. ;	APPR 0004 Missing Required Second Appraisal - XXXX Full appraisals are required for loan amounts XXXX.

											Subject loan amount XXXX is missing 2nd appraisal. - XXXX Per XXXX due to lender not using XXXX or XXXX per their guidelines.		PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NY. - XXXX PDI received reflecting no damage.
6000068162	xxxx	Securitized	2	2	1	2	Verified housing payment history - XXXX; Established Landlord history - Over XXXX years of landlord history.;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Credit Report reflects XXXX tradelines. XXXX tradelines, XXXX with XXXX months reviewed and XXXX with XXXX months reviewed. Minimum number open or closed is XXXX. Minimum credit requirements not met. - XXXX Per XXXX citing the following comp factors: XXXX years of reserves and DSCR above minimum XXXX vs XXXX.

											APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX. - XXXX Per XXXX since lender did not use XXXX or XXXX per their guidelines.		PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NY - XXXX PDI received reflecting no damage.
6000068232	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 782 qualifying credit score with good credit depth and payment history; Verified reserves - Borrower has >60mo reserves in 401K;	CRED 0114 Missing Purchase Contract - Contract disclosures and Addendum #1 are present in file x. Original RIPC (Residential Income Purchase Contract) is missing with only x pages present (x). - x Lender provided purchase agreement

GIDE 0001 Guideline Exception(s) - Per loan approval certificate, "loan approved under different program - loan approval based on DSCR from EDSCR" due to gift funds. Missing guidelines for EDSCR. - x Lender provided Acra guidelines that do not have limitations on gift funds. Meetsx

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing proof of taxes and insurance obligation for new REO purchase x. Mortgage statement is not escrowed.  - x1 not applicable for DSCR product.

HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Purchase contract not complete. Unable to determine contracted sales price. - x Lender provided purchase agreement

CRED 0083 Asset Documentation is Insufficient - Missing proof of transfer / receipt by title of gifted Earnest Money deposit of $xand Gift funds $x. - x Lender provided proof of transfer of monies.

6000069043	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has x qualifying credit score with good credit depth and payment history. ;	CRED 0114 Missing Purchase Contract - Original sales contract not provided in file. Disclosures and Addendum #x only provided on x. - x Purchase Agreement received.

CRED 0083 Asset Documentation is Insufficient - Missing evidence of transfer and receipt of gift funds.  $x gift letter on x does not show proof of transfer or receipt by closing agent. - x Stips: Per the lender the $x gift was not used. Evidence listed on the final HUD-1. The borrower needed $$x cash to close. Funds verified $ x.

Condition cleared.

6000069045	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of xx exceeds the minimum required of xxx by xx points. ;			HUD 0001 Missing Final HUD-1 - Missing final HUD-1/Updated Master Settlement Statement. - x Lender provided
6000069112	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points. ; Verified employment history - Verified years on jobs XXXX,XXXX and XXXX years for B1,2 and 3.;	CRED 0072 VVOE dated outside of required timeframe - B1 and B2 VVOEs completed XXXX and XXXX. The note date is XXXX. Guidelines require completion of VVOE no more than XXXX business days prior to the note date on page XXXX. - EV2 VVOEs in file prior to and post closing confirm borrowers are still employed.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of PITIA payments for XXXX and XXXX (monthly statement, coupon, hazard Dec page, Tax bill).

 - XXXX Stips-Verification of PITA for XXXX and XXXXX were received.
XXXX HOI XXXX. XXXX Taxes XXXX.XXXX MS XXXX escrowed.
XXXX escrowed received XXXX
Condition Cleared.

APP 0004 Initial 1003 Application is Incomplete - Missing initial applications for B2 and B3. - XXXX Lender provided initial loan applications for B2 & B3.

CRED 0082 Income Documentation is Insufficient - Missing signed XXXX 1040 for B3.  Missing copy of current lease for XXXX to support XXXX per month as per approval XXXX on page XXXX and XXXX on page XXXX. - XXXX Stips-Received the signature page for XXXX 1040s for B3 signed and dated.
-Received a lease agreement for property address located at XXXX which reflects a rental monthly payment of XXXX.
Condition Cleared.

TRID 0027 Initial Loan Estimate Sent Date > 3 Business Days from Application Date (Enterprise Rule) - The Initial Disclosure Date (XXXX) is more than XXXX business days from the Application Date (XXXX). XXXX business days from the Application Date is (XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - Initial LE issued XXXX received.

COMP 0006 Missing Initial Disclosure(s) - Missing initial disclosures dated w/in XXXX business days of the initial app date of XXXX.  Initial disclosures in file dated XXXX. - XXXX Copies of initial disclosures issued XXXX received.

6000069125	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has 44mo reserves verified in business account. ; Net tangible benefit - Borrower is switching from x, with x;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - CDA supports the appraised value. - CDA supports the appraised value.

CRED 0091 Missing Tax Transcript(s) - 12 months bank statement program. Transcripts are not required. - 12 months bank statement program. Transcripts are not required.

CRED 0007 Missing Employment doc (VOE) - Per guidelines x, self-employment to be verified through phone listing or internet search, in addition to x letter. x letter located on x; however, no x  - Per guidelines x, self-employment to be verified through phone listing or internet search, in addition to x letter. x letter located on x; however, x

6000069111	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has documented 177 months reserves; Verified credit history - Borrower has 799 qualifying credit score with good payment history and credit depth.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Original 1003 and 1008 show original lender qualified borrower with a primary mortgage payment from a same-lender refinance. Note and/or Closing Disclosure for this transaction not provided. xxxx review using mortgage statement from previous lender as provided in file. Need Closing Disclosure or Note from this transaction, or updated 1003/1008 if this refinance did not occur. - x CD and Note from refinance of primary residence received.

6000069117	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 779 exceeds the minimum required of 660 by 119 points. ; Verified reserves - 178.77 months verified reserves exceed the required 12 months.;	CRED 0091 Missing Tax Transcript(s) - 1099 used to calculated income. Tax transcripts are not required. - 1099 used to calculated income. Tax transcripts are not required.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Right to Cancel pg xreflects Expiration Date of x - Final Closing Disclosurex pg x reflects Disbursement Date of x - x Final CD (CA) confirming disbursement date of x received.

6000069118	xxxx	Securitized	2	2	1	2	Verified credit history - Mid FICO score of 804 exceeds the minimum required of 660 by 144 points. ; Verified reserves - 128.32 months verified reserves exceed the required 6 months.;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for B1 dated w/in 10 business days of Note date of x - EV2 VVOE post closing confirm borrowers are still employed.

											APPR 0038 Property Site Value exceeds 30% - Missing comment property site value exceeds 30%. - EV2 Non Material, common in state/area.		ROR 0001 Missing Right of Rescission - Right of Rescission not found in file. - x Stips-The lender provided the Right of Rescission document signed by the borrower on x
6000069122	xxxx	Securitized	1	1	1	1	Verified housing payment history - Mid FICO score of 799 exceeds the minimum required of 660 by 139 points. ; Verified reserves - 139.45 months verified reserves exceed the required 6 months.;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing required secondary valuation/appraisal desk review. FNMA SSR Score 2.9. - x Stips-Received a CDA value of x dated x which supports the appraised value.

Condition Cleared.

6000069138	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 54% ltv, max 85% ltv allowed; Verified credit history - XXXX credit score, minimum XXXX required; Low DTI - 30% dti, max 50% allowed.;	CLNT 0003 Unacceptable Borrower Citizenship Status - Borrower has XXXX valid thru XXXX per I797A form. This is not an approved Visa type under guidelines XXXX. Lender exception provided in file XXXX. - Lender Acknowledged exception - Borrower has XXXX valid thru XXXX per I797A form. This is not an approved Visa type under guidelines XXXX.	CRED 0035 Excessive Payment Shock - Borrower payment shock is XXXX% based on I/O payment, or greater than XXXX% with fully amortized payment. Guidelines state XXXX% is maximum unless DTI is under XXXX%. Approved DTI is <30%; however, income has not been verified to be stable or consistent. - XXXX Non QM guidelines p.XXXX payment shock for FTHB is XXXX% requiring a XXXX% max payment shock. The borrower is a FTHB and DTI is 29.44, which under XXXX and meets the requirements for payment shock.

Condition Cleared.

HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Purchase price per Closing Disclosure is $XXXX. Counter Offer XXXX lists sales price is $XXXX. Need appropriate addendums to reflect amended sales price to match CD. - XXXX Stips-The lender provided the amendment statement to reflect the purchase price of $XXXX, which match the sales price on the CD.

Condition Cleared.

CRED 0045 Questionable continuation of income - XXXX months Bank statement program used to qualify. Most recent XXXX month's deposits represent over XXXX of total income and are inconsistent with previous XXXX months of earnings. No explanation in file from borrower to address significant increase in earnings or business model. Removal of last three months earnings and using a XXXX month average calculates income at $XXXX with DTI of 55.5%. - XXXX Agree with lender response, finding cleared.

TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD is not provided in file - XXXX Stips-The lender provided the amendment statement to reflect the purchase price of $XXXX, which match the sales price on the CD.

Condition Cleared.

6000069993	xxxx	Securitized	2	2	1	2	Low DTI - Subject 1.3 DSCR, minimum 1.2 required.; Verified reserves - xxxx months reserves, xxxx months required.;	CRED 0010 LTV Exceeds Max Allowed - Missing exception for 78.86% LTV exceeding maximum of 70% for a cash out refinance with credit score of xxxx as per guidelines on Appendix A @ page xxxx. - xxxx xxxx Per Client - "Request to waive exception of credit score/LTV maximums on the basis of compensating factors

Borrower has xxxx in cash

Borrower owns xxxx properties and has sold xxxx

Market rent is xxxx, property is being rented at xxxx until xxxx

DSCR xxxx with current monthly rent"

APPR 0003 Appraisal value is not supported. - Value not supported. Original Appraisal Value $xxxx AVM Value $xxxx. 2055 Required. Variance: xxxx%. xxxx to order. - xxxx Per Client. CDA received with $xxxx value, xxxx variance, within tolerance.	CRED 0093 Credit Documentation is Insufficient - Missing executed W9 as required for LLCs section 3.E.1 on page xxxx. - xxxx Lender provided a copy of the executed W9.

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APRV 0001 Missing Underwriter Loan Approval - Missing Underwriter Loan Approval. Nothing located in file to verify approval. - xxxx Lender provided approval.

PROP 0018 Missing PLS required secondary valuation. - Missing secondary valuation. - xxxx AVM returned with value of $xxxx.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing a legal description either on or attached to the mortgage on page xxxx. Title showing a section/block/lot but none of our loan documents disclose any as on page xxxx. - xxxx Lender provided legal description.

6000069994	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX credit score, minimum XXXX required.; Verified reserves - XXXX months reserves, minimum XXXX months required.; Low LTV/CLTV/HCLTV - 65% ltv, maximum 75% ltv allowed.;	HUD 0001 Missing Final HUD-1 - Missing final HUD-1 settlement statement. Copy of HUD-1 on page XXXX was from original purchase XXXX years ago. - XXXX Lender provided HUD-1

TITL 0001 Missing Title Evidence - Missing Title evidence. - XXXX Lender provided final TP

CRED 0093 Credit Documentation is Insufficient - Missing executed W9 and photo ID of any member with XXXX + ownership in XXXX as required for XXXX section 3.E.1 on page XXXX of the Guidelines. Missing copy of current lease for subject for $XXXX per month as stated on application REO schedule. Per 1007 monthly market rent ranges from $XXXX to $XXXX.  Guidelines require using lower of 1007 or current lease on page XXXX. Reviewer used $XXXX to calculate DSCR.

 - XXXX Lender provided W9, reviewer used the lower lease amount v mkt rent.

PROP 0018 Missing PLS required secondary valuation. - Missing required secondary valuation/appraisal desk review. XXXX to order. - XXXX AVM returned with value of $XXXX.

6000069995	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX credit score, minimum XXXX required,; Verified reserves - XXXX months reserves, minimum XXXX months required.; Low DTI - 1.435 DSCR, minimum 1.0 required.;	HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of Hazard Insurance with minimum XXXX months rental loss coverage required by guidelines on page XXXX, 3.F.6 Insurance. - XXXX Received HOI policy. Premium updated.

HUD 0001 Missing Final HUD-1 - Missing final HUD-1 settlement statement. - Lender provided final Hud-1

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verification of current taxes. Reviewer used taxes from appraisal on page XXXX and HOI from application REO schedule on page XXXX (Refer to HAZ 0005 for missing HOI). If verified TI come in higher than what used, could go below DSCR XXXX minimum. Can be approved by XXXX on a case-by-case bases if falls under XXXX as per guidelines on page XXXX. - XXXX Lender provided XXXX tax bill.  DSCR now at XXXX and meets guidelines.

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review by a licensed appraiser.  XXXX to order. - XXXX AVM returned with value of $XXXX.

6000069998	xxxx	Securitized	2	2	1	2	Verified housing payment history - 0x30 VOM with 35 months reporting.; Verified reserves - XXXX months verified reserves.;	PROP 0018 Missing PLS required secondary valuation. - Missing required secondary valuation/appraisal desk review. XXXX to order. - XXXX XXXX AVM returned with value of $XXXX.

CRED 0004 Back-end Ratio exception (DTI) - XXXX DSCR score does not meet minimum required XXXX for credit score XXXX. Appears Lender did not include monthly HOA fee of $XXXX in their calculation. Appraisal discloses HOA as $XXXX annually on page XXXX. Reviewer took XXXX and added to PITI for calculation purposes. Section 3.D.6 of guidelines call for XXXX of market rent of unleased properties. - XXXX Per Client - We are in agreement on the Calculation at XXXX; Request to waive the exception of XXXX DSCR given the borrow has XXXX in cash and if in place rent of $XXXX is utilized, DSCR is XXXX. We are comfortable with this loan and it's ability to perform.	CRED 0083 Asset Documentation is Insufficient - Missing verification of sufficient assets ($XXXX) for closing costs and required 6 months reserves. Missing required 2nd statement for XXXX # XXXX as XXXX months required by guidelines. Only XXXX statement in file. Disclosed assets on application on page XXXX report a XXXX #XXXX account with balance of $XXXX which was not located in file. Also, disclosed balance of $XXXX for #XXXX verified with balance of only $XXXX on page XXXX.

 - Lender provided bank statements for multiple accounts.  Borrower has sufficient funds to close.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verification of annual property tax information to support $XXXX used by Lender to calculate monthly escrow of $XXXX as per HUD-1 on page XXXX. - XXXX Lender provided tax bill.

CRED 0114 Missing Purchase Contract - Missing copy of executed Purchase Agreement for $XXXX - XXXX Lender provided purchase contract.

CRED 0093 Credit Documentation is Insufficient - Missing executed W9 of any member with XXXX + ownership in XXXX as required for XXXX section 3.E.1 on page XXXX. Missing for XXXX. - XXXX: Lender provided executed W-9.

DEED 0008 Missing 1-4 Family Rider - 1 - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

TITL 0001 Missing Title Evidence - Missing evidence of initial/final title evidence. - Lender provided a copy of the title commitment.

HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Missing copy of Purchase Agreement to verify sales price. - XXXX Lender provided a copy of the sales contract addendum which reflects the $XXXX seller credit.

6000069999	xxxx	Securitized	2	2	1	1	Low DTI - 1.4 DSCR, minimum 1.2 required.;	CRED 0010 LTV Exceeds Max Allowed - Subject loan closed at 75.06% ltv. Guidelines allow a maximum 75% ltv on loans with XXXX credit score. - XXXX Per Client - "Request to overturn this exception. We are comfortable with this loan for a number of reasons:

1. Borrower owns XXXX XXXX properties

2. Positive DSCR XXXX

CRED 0085 Purchase Contract is Deficient - Subject Purchase Agreement/Contract For Deed is deficient. Per settlement statement, there is a "Seller Credit" of $XXXX. XXXX or XXXX% that is not indicated on the purchase agreement. Based on documentation in the loan file, unable to determine basis for excessive seller contributions. - XXXX Per Client - "Request to overturn this exception. We are comfortable with this loan for a number of reasons:

1. Borrower owns XXXX XXXX properties

2. Positive DSCR XXXX

CRED 0017 Insufficient Verified Reserves (Number of Months) - Borrower short liquid reserves.  Section 3.E.7. of the Guidelines call for XXXX months liquidity, borrower/guarantor with XXXX months reserves.  - XXXX Per lender - ""Request to overturn this exception. We are comfortable with this loan for a number of reasons:

1. Borrower owns XXXX XXXX properties

2. At close XXXX Months of Insurance and XXXX months of taxes were reserved

3. Borrower has XXXX months of reserves available. Including accounts ending in XXXX + XXXX ($XXXX = $XXXX / $XXXX = XXXX months)"	APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 found in file. - XXXX Lender provided loan apvl.

PROP 0018 Missing PLS required secondary valuation. -  Missing PLS required secondary valuation. XXXX to order. - XXXX  AVM returned with value of $XXXX.

6000070000	xxxx	Securitized	1	1	1	1	Low DTI - 1.27 DSCR, minimum 1.0 required.; Verified reserves - XXXX months reserves, minimum XXXX months required.;	CRED 0114 Missing Purchase Contract - Missing complete purchase agreement. File only contains HOA disclosure to purchase agreement. - Lender provided a copy of the original purchase agreement.

APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 found in file.

 - XXXX Lender provided loan approval

CRED 0038 Missing Credit Package - Missing legible loan application. Loan file contains an application that fails to include basic borrower information. (Name, SSN, DOB, etc.) and is not signed. - XXXX: Lender provided completed, signed loan application.

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of Hazard Insurance. File contains illegible declaration page only. - XXXX Received copy of current homeowners insurance policy.

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX AVM returned with value of $XXXX

FLOOD 0007 Missing Flood Insurance Cert. - Missing Flood Insurance Cert. - XXXX Lender provided flood cert

APPR 0001 Missing Copy of Original Appraisal report - XXXX Received copy of 1004 Appraisal report.  - Appraisal received.

6000070001	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX credit score, minimum XXXX required.; Verified reserves - XXXX months reserves, minimum XXXX months required.;	APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 in file.

 - XXXX:  Lender provided loan approval that is not dated.

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX AVM returned with value of #XXXX

DEED 0008 Missing 1-4 Family Rider - XXXX Family Rider not in file.  There is a XXXX on page XXXX, but Appraisal on page XXXX lists it as a PUD - Detached.   - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

6000070002	xxxx	Securitized	2	1	1	2	None;	APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review by a licensed appraiser. XXXX to order. - XXXX AVM returned with value of XXXX. Variance is w/in acceptable tolerance.	APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 in file.

 - XXXX"  Lender provided loan approval with no date.

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

HUD 0027 Missing evidence of the Seller HUD1 - Missing- not in loan file - Override EV2 Non-Material, no assignee liability. - XXXX:  Lender provided copy of executed seller HUD-1.

CRED 0016 Insufficient Verified Funds to Close - Insufficient Verified Funds to Close.  Total funds to close $XXXX, exclusive of the $XXXX EMD.  Loan file evidences the $XXXX EMD plus assets of $XXXX. - Lender provided account statement dated XXXX with a balance of $XXXX.  Verified wire transfer to escrow of $XXXX

CRED 0093 Credit Documentation is Insufficient - Missing complete loan application.  Loan file reflects a partial application that does not disclose borrower/guarantor information. - XXXX Lender provided missing portion of loan application.

CRED 0099 Insufficient verified liquid reserves - Insufficient verified liquid reserves.  No reserves verified. Guidelines require six months liquidity of PITIA ($XXXX) for guarantors per Sec 3.E.7. of the guide. - XXXX Per client - XXXX XXXX account indicates balance of XXXX. Wire was sent to title company for XXXX on XXXX as evidenced by this document. $XXXX requirement met. Bank Statement and Wire confirmation uploaded XXXX"  Borrower short XXXX months reserves.

CRED 0004 Back-end Ratio exception (DTI) - Subject DSCR of 0.955 is below the minimum 1.0 DSCR for loans with FICO >= XXXX.   - XXXX With lease, the DSCR is now 1.061 and meets g/l.

CRED 0114 Missing Purchase Contract - Missing Purchase Contract. - XXXX:  Lender provided copy of purchase agreement dated XXXX for XXXX.

6000070003	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - XXXX months reserves, minimum XXXX months required.;	APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 in file.

 - XXXX: Lender provided copy of loan approval that is not dated.

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review by a licensed appraiser.  XXXX to order. - XXXX AVM returned with value of $XXXX

6000070004	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months reserves, minimum XXXX months required.; Low DTI - 1.157 DSCR, minimum 1.0 required.;	APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 in file. - XXXX: Lender provided copy of Loan Approval not dated.

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APPR 0046 Missing Third Party Appraisal Review - Missing secondary valuation. - XXXX AVM returned with value of $XXXX

6000070005	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months reserves, minimum XXXX6 months required.; Low DTI - 1.7 DSCR, minimum 1.0 required.;	APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 in file. - XXXX: Lender provided copy of loan approval that is not dated.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review by a licensed appraiser. - XXXX Received Clear Capital AVM.  Value $XXXX

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

6000070006	xxxx	Securitized	2	1	1	2	Low DTI - 1.47 DSCR, minimum 1.0 required.; Verified reserves - XXXX months reserves, XXXX months required.;	APPR 0003 Appraisal value is not supported. - Original Value $XXXX. AVM Value $XXXX. Variance XXXX. XXXX required, XXXX to order. - XXXX Per client. $XXXXoriginal value, value supported. 0% variance.	HUD 0001 Missing Final HUD-1 - Missing CD/HUD1. - XXXX Lender provided Hud-1

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review by a licensed appraiser. - XXXX AVM returned with value of $XXXX.

APRV 0001 Missing Underwriter Loan Approval - No Loan Approval or 1008 in file.

 - XXXX:  Lender provided copy of loan approval with no date.

DEED 0008 Missing 1-4 Family Rider - 1-4 Family Rider not in file.

 - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

6000070009	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months reserves, minimum XXXX months required.; Low DTI - 1.5 DSCR, minimum 1.0 required.;	APPR 0001 Missing Copy of Original Appraisal report - Missing Appraisal Report. - XXXX Received Copy of original appraisal report. As-is value of $XXXX with market rent $XXXX.

DEED 0008 Missing 1-4 Family Rider - 1-4 Family Rider not in file.

 - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review by a licensed appraiser.  - XXXX AVM returned with value of $XXXX

6000070010	xxxx	Securitized	2	1	2	1	Verified credit history - XXXX credit score, minimum XXXX required.; Verified reserves - XXXX months reserves, minimum XXXX months required.; Low DTI - 2.07 DSCR, minimum 1.0 required.;	HUD 0027 Missing evidence of the Seller HUD1 - Missing Seller HUD1, final HUD-1 not signed by seller. - XXXX Non-Material, no assignee liability.	PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review by a licensed appraiser. - XXXX AVM returned with value of $XXXX

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider - Exception set in error, security instruments contain required verbiage for rents / assignment of rents

APRV 0001 Missing Underwriter Loan Approval - Missing Loan Approval  - XXXX:  Lender provided loan approval that is not dated.

6000070011	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 59% ltv, maximum 75% allowed.; Low DTI - 1.48 DSCR, minimum 1.20 required.; Verified reserves - XXXX months reserves, minimum XXXX months required.;	CRED 0093 Credit Documentation is Insufficient - Missing copy of current lease for subject to verify monthly income used by Lender meets guidelines of lessor of lease or market rent per 1007. Missing signed XXXX Rider on page XXXX. - XXXX Per client - "Mortgage in file and with custodian did not have the XXXX Rider box checked. Request to overturn this exception given that the purpose of a XXXX is to specify a premium rate to be applied to existing coupon if vacant property REMAINS vacant. The reason for providing the lease was to verify the tenancy date and provide reasonable basis that the asset was occupied. Lease is dated XXXX which is before the note date of XXXX."

Mortgage does not indicate XXXX Rider is required.	CRED 0003 Credit Score (FICO) exception - Missing exception for XXXX FICO score which is below minimum required of XXXX. Credit report dated XXXX on page XXXX. - XXXX Lender provided updated credit report dated XXXX with credit scores XXXX, no Experian.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review by a licensed appraiser.  - XXXX:  Lender provided XXXX review dated XXXX with review value of XXXX with no variance from original value.

APRV 0001 Missing Underwriter Loan Approval - Missing Underwriter Loan Approval. - XXXX:  Lender provided copy of loan approval that is not dated.

APP 0004 Initial 1003 Application is Incomplete - Missing pages XXXX of signed and dated initial application.  Complete application in file on pages XXXX is borrower information from a prior loan application dated XXXX.  Only XXXX page of current application on page XXXX which does disclose the correct subject property and XXXX entity to hold title. Missing attached REO schedule as noted on prior loan application on page XXXX. - XXXX Lender provided loan application

6000070012	xxxx	Securitized	2	2	1	1	Verified reserves - XXXX months reserves, minimum XXXX months required.; Verified credit history - Credit score of XXXX, minimum XXXX required.;	CRED 0010 LTV Exceeds Max Allowed - 81.60% LTV exceeds maximum of 80% for purchase with > XXXX FICO score. Missing appraisal to determine appraised value/LTV. Review LTV calculated using desk review value of $XXXX until appraisal received and can verify less XXXX variance to use original appraised value., Compensating Factors: - Purchasing Investor Acknowledged 1.60% LTV Exception based on verified reserves of XXXX mths.Verified reserves	PROP 0018 Missing PLS required secondary valuation. - Missing Secondary valuation. - Post Close AVM returned with value of $XXXX

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APP 0002 Final 1003 Application is Incomplete - . - .

APP 0004 Initial 1003 Application is Incomplete - Missing pages XXXX2-4 of initial application.  Complete application in file on pages XXXX is borrowers information from a prior loan application dated XXXX. Only first and last pages of current application on pages XXXX and XXXX which does disclose the correct subject property and XXXX entity to hold title. - .

APRV 0001 Missing Underwriter Loan Approval - Missing Underwriter Loan Approval. - XXXX Lender provided loan apvl.

APPR 0001 Missing Copy of Original Appraisal report - Missing complete copy of appraisal report and either 1007 or XXXX with estimated monthly market rent. - XXXX:  Lender provided copy of URAR dated XXXX for XXXX.

CRED 0004 Back-end Ratio exception (DTI) - Unable to calculate DSCR, missing appraisal/1007 and PUD HOA fee needed to calculate. - XXXX:  Lender provided copy of appraisal which included 1007 and PUD HOA. Calculated DSCR: XXXX rental income/XXXX PITIA = 1.80 DSCR which meets guidelines.

6000070014	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months reserves, minimum XXXX months required.; Verified credit history - XXXX credit score, minimum XXXX required.; Low DTI - 1.33 DSCR, minimum 1.0 required.;	PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation.

 - Post Close AVM returned with value of $XXXX

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APRV 0001 Missing Underwriter Loan Approval - Missing Loan Approval  - XXXX:  Lender provided copy of loan approval with no date.

6000070007	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 59% ltv, maximum 75% ltv allowed.; Verified credit history - XXXX credit score, minimum XXXX required.; Low DTI - 1.317 DSCR, minimum 1.0 required.;	CRED 0017 Insufficient Verified Reserves (Number of Months) - Loan file reflects reserves of $XXXX (XXXXof cash out $XXXX & XXXX acct XXXX). XXXX months guarantor liquidity $XXXX required per Section 3.E.7. of the Guidelines. Short XXXX months reserves. - XXXX Per client - "Request to Waive exception based on compensating factors:

1. XXXX Months of Insurance and XXXX months of Tax deposited in escrow at closing;

2. XXXX Credit Score

3. v DSCR "

Reserves short by XXXX months.	DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval. - XXXX:  Lender provided loan approval with no date.

6000070008	xxxx	Securitized	2	2	2	1	Verified credit history - XXXX credit score, minimum XXXX720 required.; Verified reserves - XXXX months reserves, minimum v6 months required.;	APP 0003 Missing Initial 1003 Application - Missing loan application for subject property. Loan application in file belongs to non-subject property located at XXXX.

 - XXXX Per Client - "Request to overturn this exception. We are comfortable with this loan for a number of reasons.

1. XXXX mths verified reserves.

2. XXXX credit score, minimum XXXX required	FLOOD 0003 Flood Notice Was Not Executed - Flood Notice Was Not Executed (Zone XXXX) - XXXX Lender provided a signed copy of the Flood notice.

DEED 0008 Missing 1-4 Family Rider - Missing 1-4 Family Rider. - Exception set in error, security instruments contain required verbiage for rents / assignment of rents.

APRV 0001 Missing Underwriter Loan Approval - Missing Underwriter Loan Approval. - XXXX:  Lender provided loan approval with no date.

6000069917	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has over 100mo reserves with only 3mo reserves required per guidelines. ; Verified credit history - Borrower has 797 qualifying credit score with good payment history. ;	APP 0002 Final 1003 Application is Incomplete - Signature page only present x. Pages 1xare blank. - Cleared with Stips

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Homeowners Insurance Declaration in file is xx p.x. No present coverage provided. Subject to reverification of total PITIA and DSCR ratio. - Cleared with Stips

6000069918	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 804 qualifying credit score with good payment history. ;	CRED 0096 Missing proof of PITI payment on non-subject property - x reflected as free/clear. Property profile x and insurance policy reflects mortgagee. Need verification of lien as applicable. - x Received Deed of reconveyance. x verified as free/clear.

6000069919	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has 797 qualifying credit score with good credit depth and payment history. ; Verified reserves - Borrower has over 70mo reserves available after settlement. ;
6000069920	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV of 60% below the maximum LTV of 70% per guidelines.; Verified reserves - Per guidelines XXXX months of reserves are required, XXXX months of verified reserves in file.;			COND 0001 Missing Condo Project Approval - Missing XXXX questionnaire and/or project approval from file. - Cleared with Stips
6000069922	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower has 22mo verified mortgage history with 0x30+.;
6000069923	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Loan is under 40% LTV / CLTV.;			TRID 0148 LE or CD is Deficient - Cleared with Stips. Settlement statement x is not signed by borrower. - x Lender provided executed settlement stmt.
6000069929	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 752 qualifying FICO with 660 minimum required per program matrix. ;	NOTE 0001 Missing Note - Note not provided in file. Subject to re-review of credit package. - Cleared with Stips

DEED 0001 Missing Mortgage/Deed of Trust - Missing Deed of Trust - Cleared with Stips

APRV 0001 Missing Underwriter Loan Approval - 1008 provided - stips - x Lender provided 1008.

DEED 0008 Missing 1-4 Family Rider - Missing Deed of Trust and applicable Riders.  - SEE DEED 0001

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review. SSR returned score of 2.6, desk review CDA required. - CDA supporting value of $x received.

APP 0001 Missing Final 1003 Application - Missing final 1003. Partial pages viewable px where file is blank. Subject to re-review of credit package.  - Cleared - Stips

6000069938	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 801 qualifying FICO with minimum 660 required per program matrix. ;	CRED 0100 Insufficient verified reserves - Sufficient assets not sourced to support reserve requirement of $x(3mo PITIA plus 12mo rental loss on subject). Letter on xindicates x and x accounts that do not have documentation provided. Subsequent pages in file are blank. Subject to reverification of assets and reserve requirements. - x Lender provided WF stmt, now have adequate funds to close & reserves.

APRV 0001 Missing Underwriter Loan Approval - Loan Approval and 1008 are not provided in the file. - xLender provided 1008.

CRED 0016 Insufficient Verified Funds to Close - Sufficient funds to close not sourced. Letter on x indicates x#x and x accounts that do not have documentation provided. Subsequent pages in file are blank. Subject to reverification of assets and reserve requirements.  - x Lender provided x stmt.

6000069939	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has 89mo verified reserves, excluding gift funds. ; Verified housing payment history - Borrower has over 4yrs verified rental payment history with 0x30.;	DEED 0012 Missing Condo Rider - Mortgage riders are absent or incomplete with blank pages. - xLender provided DOT w/legal & Condo, PPP, 1-4 Riders

NOTE 0050 Note is Incomplete - Note on page x contains blank pages. Subject to reverification of Note terms.  - xnder provided legible copy of Note

DEED 0049 Mortgage/Deed of Trust is Incomplete - Deed of Trust is missing most pages. Only first and last pages present with blank pages provided.  - xLender provided DOT w/legal & Condo, PPP, 1-4 Riders

APPR 0043 Missing Appraiser License - License x is blank on appraisal. - x Lender provided apsr license.

DEED 0008 Missing 1-4 Family Rider - Mortgage riders are absent or incomplete with blank pages.  - x Lender provided DOT w/legal & Condo, PPP, 1-4 Riders

6000069940	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 751 qualifying FICO with 660 minimum required per program matrix. ; Verified reserves - Borrower has 62mo verified reserves with 3mo reserves required per guidelines. ;	HUD 0001 Missing Final HUD-1 - Borrower executed settlement statement x and post-close settlement statement xprovided in file are estimated and not final. - x Final settlement statement received and figures updated.